Loans (Details 9) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning Balance				$ 1,750				$ 1,518	$ 1,750	$ 1,518
Charge offs									(1,191)	(1,236)
Recoveries									276	101
Provision	265	32	196	144	179	234	578	376	637	1,367
Ending balance	1,472				1,750				1,472	1,750
Individually evaluated for impairment	235				242				235	242
Collectively evaluated for impairment	1,237				1,508				1,237	1,508
Loans receivable (gross):
Gross loans	138,084				140,982				138,084	140,982
Individually evaluated for impairment	6,111				8,674				6,111	8,674
Collectively evaluated for impairment	131,973				132,308				131,973	132,308
Commercial Real Estate Construction
Allowance for loan losses:
Beginning Balance				64				10	64	10
Charge offs
Recoveries
Provision									(16)	54
Ending balance	48				64				48	64
Individually evaluated for impairment	48								48
Collectively evaluated for impairment					64					64
Loans receivable (gross):
Gross loans	173				2,246				173	2,246
Individually evaluated for impairment	173				173				173	173
Collectively evaluated for impairment					2,073					2,073
Commercial Real Estate Other
Allowance for loan losses:
Beginning Balance				579				393	579	393
Charge offs									(674)	(265)
Recoveries									114	10
Provision									425	441
Ending balance	444				579				444	579
Individually evaluated for impairment	182				101				182	101
Collectively evaluated for impairment	262				478				262	478
Loans receivable (gross):
Gross loans	51,726				52,427				51,726	52,427
Individually evaluated for impairment	5,179				6,662				5,179	6,662
Collectively evaluated for impairment	46,547				45,765				46,547	45,765
Commercial Non Real Estate
Allowance for loan losses:
Beginning Balance				69				53	69	53
Charge offs
Recoveries
Provision									(6)	16
Ending balance	63				69				63	69
Individually evaluated for impairment
Collectively evaluated for impairment	63				69				63	69
Loans receivable (gross):
Gross loans	12,451				8,102				12,451	8,102
Individually evaluated for impairment
Collectively evaluated for impairment	12,451				8,102				12,451	8,102
Consumer Real Estate
Allowance for loan losses:
Beginning Balance				99				146	99	146
Charge offs									(40)	(87)
Recoveries									36	16
Provision									(33)	24
Ending balance	62				99				62	99
Individually evaluated for impairment
Collectively evaluated for impairment	62				99				62	99
Loans receivable (gross):
Gross loans	8,730				10,409				8,730	10,409
Individually evaluated for impairment	7				28				7	28
Collectively evaluated for impairment	8,723				10,381				8,723	10,381
Consumer Other
Allowance for loan losses:
Beginning Balance				33				46	33	46
Charge offs									(13)	(44)
Recoveries									6	10
Provision									(5)	21
Ending balance	21				33				21	33
Individually evaluated for impairment
Collectively evaluated for impairment	21				33				21	33
Loans receivable (gross):
Gross loans	1,165				1,259				1,165	1,259
Individually evaluated for impairment					1					1
Collectively evaluated for impairment	1,165				1,258				1,165	1,258
One-to-Four Family Residential Real Estate
Allowance for loan losses:
Beginning Balance				906				870	906	870
Charge offs									(464)	(840)
Recoveries									120	65
Provision									222	811
Ending balance	784				906				784	906
Individually evaluated for impairment	5				141				5	141
Collectively evaluated for impairment	779				765				779	765
Loans receivable (gross):
Gross loans	63,839				66,539				63,839	66,539
Individually evaluated for impairment	752				1,810				752	1,810
Collectively evaluated for impairment	63,087				64,729				63,087	64,729
Unallocated Financing Receivables
Allowance for loan losses:
Beginning Balance
Charge offs
Recoveries
Provision									50
Ending balance	50								50
Individually evaluated for impairment
Collectively evaluated for impairment	50								50
Loans receivable (gross):
Gross loans
Individually evaluated for impairment
Collectively evaluated for impairment